Leases - Schedule of Maturity of Operating Lease Liabilities (Details) - USD ($)	Jul. 31, 2026	Jul. 31, 2025
Schedule of Maturity of Operating Lease Liabilities [Abstract]
Year ending July 31, 2027	$ 2,418,022
2028	1,704,585
2029	1,368,170
2030	809,367
2031	367,894
Thereafter
Total lease payments	6,668,038
Less: imputed interest	(384,602)
Total lease liabilities	$ 6,283,436	$ 6,950,415